Leases Payable - Summary of Movements in leases payable (Detail) R$ in Thousands	Dec. 31, 2019 BRL (R$)
Lease liabilities [abstract]
Initial adoption of IFRS 16	R$ 8,167,932
New contracts	237,575
Cancellations	(127,699)
Interest	958,573
Payments	(1,611,273)
Contractual changes	524,918
Lease liabilities	R$ 8,150,026